Investments and Advances-Other, Noncurrent (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	¥ 253,661	¥ 209,680
Auction rate securities
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	6,999	6,928
Marketable equity securities
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	138,476	117,110
Corporate debt securities
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	8,542	1,505
Government bonds
Investments and Advances [Line Items]
Investments and advances - other, noncurrent		2,000
Local bonds
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	15,850	9,499
U.S. government agency debt securities
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	5,455	1,068
Non-marketable preferred stocks
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	969	969
Other
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	10,316	10,780
Guaranty deposits
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	18,742	20,210
Advances
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	1,998	2,132
Other
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	¥ 46,314	¥ 37,479